INCOME TAXES - Schedule of Unrecognized tax benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
At beginning of year	$ 15,132	$ 7,504	$ 4,929
Additions based on tax positions related to current year	2,028	8,057	2,575
Restricted due to expiry of the statute of limitations	(818)	(429)
At end of year	$ 16,342	$ 15,132	$ 7,504